Schedule of allowance for doubtful debts in trade and other receivables (Details) - Credit risk [member] - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	₨ 415,144	₨ 452,046
Provisions accrued during the year	67,411	(30,964)
Amount written off during the year	(12,792)	(5,938)
Balance at the end of the year	₨ 469,763	₨ 415,144